Income Taxes (Schedule of Tax And Deferred Tax Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of income taxes [Abstract]
Losses for tax purposes	$ 153,907	$ 167,758